RISKS ASSOCIATED WITH TORM'S ACTIVITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Decrease in freight rates of USD/day 1,000:
Changes in profit before tax		$ (24.1)	$ (25.0)
Changes in equity		$ (24.1)	$ (25.0)
SENSITIVITY TO CHANGES
Decrease in freight rates of USD/day 1,000:
Changes in profit before tax	$ (25.3)
Changes in equity	$ (25.3)